11.Deposits	12 Months Ended
Dec. 31, 2018
Deposits from customers [abstract]
Deposits

11.Deposits

	12/31/2018	12/31/2017
Judicial deposits	726,491	508,515
Maintenance deposits	647,057	484,565
Deposits in guarantee for lease agreements	238,747	170,679
Total	1,612,295	1,163,759

11.1.      Judicial deposits

Judicial deposits and escrow accounts represent guarantees of lawsuits related to tax, civil and labor claims deposited in escrow until the resolution of the related claims. Part of the amount in escrow accounts is related to civil and labor claims arising from the succession orders on claims against Varig S.A. and proceedings filed by employees that are not related to the Company or any related party. As the Company is not correctly classified as the defendant of these lawsuits, whenever such blockages occur, the exclusion of such is requested in order to release the resources. As of December 31, 2018, the blocked amounts regarding Varig S.A.’s succession lawsuits and third-party lawsuits were R$113,979 and R$76,415, respectively (R$108,860 and R$74,300 as of December 31, 2017, respectively).

The Company also has judicial deposits due to the lawsuit filed by the National Union of Airline Companies (“SNEA”) against the 72% increase in landing fees proposed by the Department of Airspace Control (“DECEA”). As of December 31, 2018, deposits amounted to R$153,128. The same amount is recorded as “Landing fees”.

11.2.      Maintenance deposits

The Company makes deposits in U.S. dollars for maintenance of aircraft and engines that will be used in future events as set forth in some lease contracts.

The maintenance deposits do not exempt the Company, as lessee, neither from the contractual obligations relating to maintenance nor from risk associated with operating activities. The Company holds the right to select any of the maintenance service providers or to perform such services internally.

The Company has two categories of maintenance deposits:

•      Maintenance guarantee: related to individual deposits refundable at the end of the lease agreement, which may also be used in maintenance events, depending on negotiations with lessors. The balance of these deposits as of December 31, 2018 was R$249,080 (R$218,361 as of December 31, 2017).

•      Maintenance reserve: related to amounts paid monthly based on the utilization of aircraft components, which may be used in maintenance events, according to the lease agreement. As of December 31, 2018, the balance of this deposit was R$397,977 (R$266,204 as of December 31, 2017).

11.3.      Deposits in guarantee for lease agreements

As required by its lease agreements, the Company holds guarantee deposits (in U.S. dollars) on behalf of the lessor, fully refunded upon the contract expiration date.